Consolidated Statement of Stockholders’ Deficit (Unaudited) (USD $)	Total	Preferred Shares	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Totals
Beginning Balances, December 31, 2009 at Dec. 31, 2009		$ 30	$ 30,149	$ 24,199,038	$ (23,870,594)	$ 358,623
Beginning Balances (in shares) at December 31, 2009 at Dec. 31, 2009		29,713	30,148,877
Shares issued for consulting services (in shares)			1,000,000
Shares issued for consulting services			1,000	36,500		37,500
Shares issued to executive officer as a bonus (in shares)			5,000,000
Shares issued to executive officer as a bonus			5,000	345,000		350,000
Portion of Note Payable converted to Shares (in shares)			1,562,763
Portion of Note Payable converted to Shares			1,562	12,438		14,000
Net Income (loss)					(394,051)	(394,051)
Ending Balances at September 30, 2011 at Dec. 31, 2010	366,072	30	37,711	24,592,976	(24,264,645)	366,072
Ending Balances at December 31, 2010 (in shares) at Dec. 31, 2010		29,713	37,711,640
Net Income (loss)					104,361	104,361
Return of Shares issued for consulting services (in shares)			(1,400,000)
Return of Shares issued for consulting services			(1,400)	(96,600)		(98,000)
Ending Balances at September 30, 2011 at Sep. 30, 2011	$ 372,433	$ 30	$ 36,311	$ 24,496,376	$ (24,160,284)	$ 372,433
Ending Balances at September 30, 2011 (in shares) at Sep. 30, 2011		29,713	36,311,640